Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP’’) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025. The results of income for the three and six months ended June 30,2026 are not necessarily indicative of the results for the full year.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“USD” or “$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in USD.

In general, assets and liabilities of the Company whose functional currency is not the USD, are translated into USD, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity. Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	June 30, 2026	December 31, 2025
VND exchange rate for balance sheet items, except for equity accounts	26,311	26,291
RMB exchange rate for balance sheet items, except for equity accounts	6.7925	6.9956

	For the Six Months Ended June 30,
	2026	2025
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,250	25,696
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	6.8661	7.2524

No representation is made that the VND and RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Accounts receivable, net

Accounts receivable, net

Accounts receivables are recorded at the gross amount less an allowance for expected credit losses and do not bear interest.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “general and administrative expenses” in the unaudited condensed consolidated statements of operations and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of June 30, 2026 and December 31, 2025, the Company did not record allowance for expected credit losses.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks, and rewards of the products. Write downs are recorded in “cost of revenues” in the unaudited condensed consolidated statements of operations and comprehensive income. For the three months ended June 30, 2026 and 2025, the Company provided inventory provision of $2,682,790 and $ 1,115,741, respectively. For the six months ended June 30, 2026 and 2025, the Company provided inventory provision of $6,516,962 and $3,890,025, respectively.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Sales of solar cells

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The transaction price was fixed in the contracts with customers. No variable considerations, significant financing component or payable to customers were identified in contracts with the customer. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the three and six months ended June 30,2026 and 2025, the Company did not incur such liquidation damages.

Customers are generally required to make prepayment ranging between 30% and 100% of contract value. Payments received in advance from customers are recorded as “contract liabilities” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the solar cells to its customers. In cases where transaction prices are collected after the sales, accounts receivable are recognized when revenue is recognized. Accounts receivable is generally due within 60 days from delivery of solar cells.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds agreed percentage of delivered quantity. The percentage varies among different customers. The assurance-type product warranties are subject to ASC 450, Contingencies. As of June 30, 2026 and December 31, 2025, the Company did not accrue warranty liabilities.

Sales of solar modules

The Company recognizes revenue generated from sales of solar modules at a point in time following the transfer of control of the solar modules to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The transaction price was fixed in the contracts with customers. No variable consideration, significant financing component or payable to customers were identified in contracts with the customer.

The related party customer is required to make prepayment of 10% of contract value. Payments received in advance from customers are recorded as “contract liabilities” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the solar modules to its customers. The remaining 90% of the contract value is recognized as accounts receivable when revenue is recognized. Accounts receivable is generally due within 60 days from delivery of solar modules. In addition, the Company did not provide warranties to the customer.

Provision of original equipment manufacturer (OEM) services

During the three and six months ended June 30,2026, the Company provided OEM services to a third-party customer. The Company manufactured solar cells under the customer’s name and recognized revenues on a net basis upon delivery of solar cells to the customer. 100% prepayment are required from the customer.

Provision of facilitation services

The Company provided facilitation services for customers’ solar cell and solar module products. The Company is an agent in facilitation services, as it did not bear inventory risks or determine the product selling price in provision of services. The Company identifies one performance obligation in the agreements with customers. The commission rate and the amount of customers’ solar cell and solar module products sold are both explicitly stipulated in the agreements with customers. No variable considerations, significant financing components or payable to customers were identified in contracts with the customer. The Company recognizes revenue from facilitation services for the customers’ solar cells and solar module products at a point when the end customers accept the agreed solar cell and solar module products and the customers collect the fees from end customers. The transaction prices are collected after the sales, accounts receivable are recognized when revenue is recognized. Accounts receivable is generally due within 60 days from provision of facilitation services.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligation. As of June 30, 2026, the Company had contract liabilities of $49,327,830 and $64,715,769 from third party customers and related party customers, respectively, which are expected to be recognized as revenues in the twelve months ending June 30, 2027. As of December 31, 2025, the Company had contract liabilities of $27,592,381 and $80,348,303 from third party customers and related party customers, respectively, which are expected to be recognized as revenues in the year ending December 31, 2026.

For the three and six months ended June 30,2026, the Company disaggregate revenue into three streams as the following table:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Revenues from third parties:
Sales of solar cells	$54,638,399	$72,996,313	$147,562,435	$114,019,674
Sales of solar modules	17,049,791	—	18,743,155	—
Provision of OEM services	24,960,176	—	37,158,520	—
	96,648,366	72,996,313	203,464,110	114,019,674
Revenues from related parties:
Sales of solar cells	6,764,604	14,566,338	28,454,484	23,830,234
Sales of solar modules	14,660,493	—	28,928,327	—
Provision of facilitation services	111,432	—	111,432	1,257,254
	21,536,529	14,566,338	57,494,243	25,087,488
Total revenue	$118,184,895	$87,562,651	$260,958,353	$139,107,162

For the six months ended June 30,2026 and 2025, the movement of contract liabilities, including related parties and third parties was as follows:

	For the Six Months Ended June 30,
	2026	2025
Opening balance	$107,940,684	$23,733,705
Addition of contract liabilities	313,963,028	60,695,674
Revenue recognition during the year	(231,357,798)	(16,649,542)
Net off gross billing to the OEM customers	(76,499,994)	—
Foreign exchange adjustment	(2,321)	(31,426)
Ending balance	$114,043,599	$67,748,411
Contract liabilities – third party customers	$49,327,830	$3,205,431
Contract liabilities – related party customers	$64,715,769	$64,542,980

For the six months ended June 30,2026, the contract liabilities increased by $6,102,915 primarily due to advance payment received in the current period for future sales of solar cells and modules and provision of OEM service fees, partially offset by the recognition of revenue from sales of cells and facilitation service fees for which payment was received in prior years and gross billing to the same OEM customers. For the six months ended June 30,2026 and 2025, the Company recognized revenues of $231,357,798 and $16,649,542 which were included in the contract liabilities as of December 31, 2025 and 2024, respectively.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of June 30, 2026, the Company’s income tax returns in its various tax jurisdictions remain subject to examination for periods ranging from three to five years, depending on the applicable statutes of limitations in each jurisdiction.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrant is outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Segment reporting

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.

The CODM assesses performance and decides how to allocate resources for our one operating segment based on consolidated net income that is reported on the consolidated statements of operations and uses property, plant, and equipment, net, to measure segment assets. Further, the Company has also evaluated the significant segment expenses incurred by our single segment and regularly provided to the CODM. The significant segment expenses provided to the CODM are consistent with those reported on the consolidated statements of operations and include cost of sales, selling, general and administrative, research and development, interest expense, and income taxes. The CODM uses these metrics to make key operating decisions such as: approving a new product launch strategy, making significant capital expenditures, approving the design of key commercialization strategies, decisions about key personnel, and approving annual operating and capital budgets. The CODM considers budget-to-actual variances and year over year performance when making decisions supporting capital resource allocation.

Since the Company operates in one reportable segment, all financial information required can be found in the consolidated financial statements. The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three and six months ended June 30, 2026 and 2025.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
USA	$94,419,518	$51,754,137	$210,516,645	$82,925,271
Other areas	23,765,377	35,808,514	50,441,708	56,181,891
Total	$118,184,895	$87,562,651	$260,958,353	$139,107,162

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of June 30, 2026 and December 31, 2025.

	June 30, 2026	December 31, 2025
Vietnam	$72,773,235	$77,615,854
USA	45,945,485	42,541,090
Ethiopia	132,398,021	142,456,332
Total	$251,116,741	$262,613,276

Recently adopted accounting standards

Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. As an Emerging Growth Company (“EGC”), the Company adopted ASU 2023-09 effective January 1, 2026. The amendments were applied prospectively, and the adoption did not have a significant impact on the Company’s consolidated financial statements.

In July 30 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company adopted ASU 2025-05 from January 1, 2026 and the adoption did not have a significant impact on the Company’s unaudited condensed consolidated financial statements.

Recently issued accounting standards

Recently issued accounting standards

On December 17, 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On December 8, 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides “interim financial statements and notes in accordance with GAAP.” The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity.” For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe the above-mentioned recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, statements of operations and comprehensive income and cash flows.

Significant risks and uncertainties

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2026, the Company held cash of $103,421,215 in the financial institutions, among which $11,390,784 were deposited in financial institutions located in Vietnam, $22,038,157 were deposited in financial institutions located in Singapore, $17,256,920 were deposited in financial institutions located in the United States, $47,455,263 were deposited financial institutions located in the Japan, $5,169,787 were deposited financial institutions located in the Ethiopia and $110,304 were deposited in financial institutions located in China.

Each bank account in Singapore is insured by government authority with the maximum limit of SG$100,000. Each bank account in the United States is insured by the Federal Deposit Insurance Corp. (“FDIC”) with the maximum limit of $250,000. Each bank account in Japan is insured by government authority with the maximum limit of JPY10,000,000. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $73,600). The bank accounts in Vietnam and Ethiopia are not insured.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2) Foreign currency risk

The Company has contracts for the sales of products, purchases of materials and equipment which are denominated in foreign currencies, including Vietnam Dong (VND), Renminbi (RMB), Ethiopia Birr (ETB), and Singapore Dollar (SGD). For the six months ended June 30, 2026, substantially all of the Company’s revenues are dominated in US Dollar. VND, the functional currency of TOYO Solar, and RMB, the functional currency of TOYO China, are not freely convertible into foreign currencies.

All foreign exchange transactions in Vietnam take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

All foreign exchange transactions in China take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3) Concentration risk

The Company has a concentration of its revenues from specific customers and accounts payable with specific vendors.

For the six months ended June 30, 2026, one third-party customer and one related-party customer accounted for 35% and 22% of total revenues, respectively. For the six months ended June 30, 2025, one third-party customer accounted for 65% of total revenue and one related-party customer accounted for 18% of total revenues, respectively.

As of June 30, 2026, two third-party customers accounted for 69% and 12% of accounts receivable, respectively. As of December 31, 2025, two third-party customers accounted for 46% and 22% of accounts receivable, respectively.

As of June 30, 2026, three third-party suppliers accounted for 23%, 12% and 10% of accounts payable, respectively. As of December 31, 2025, two third-party suppliers accounted for 33% and 27% of accounts payable, respectively.

For the six months ended June 30, 2026, two third-party suppliers accounted for 12% and 10% of total purchases of inventories. For the six months ended June 30, 2025, one related-party supplier and two third-party suppliers accounted for 32%, 18% and 10% of total purchases of inventories, respectively.